Investments in subsidiaries (Detail information of equity interests held) (Detail)		1 Months Ended	12 Months Ended
	Feb. 15, 2017	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Percentage of interests held by the Group			63.64%
Percentage of voting rights acquired through supplemental agreements			25.00%
Shandong Power
Disclosure of subsidiaries [line items]
Percentage of interests held by the Group		80.00%
Percentage of interests directly held by the Group			80.00%
Nanjing Combined Cycle Co-generation [member]
Disclosure of subsidiaries [line items]
Percentage of interests directly held by the Group			27.39%
Percentage of interests indirectly held by the Group			9.13%
Ruyi Coal Power [member]
Disclosure of subsidiaries [line items]
Percentage of interests held by the Group			40.00%
Ruyi Coal Power [member] | Shandong Power
Disclosure of subsidiaries [line items]
Percentage of interests held by the Group			50.00%
Shandong Fuel Company [member]
Disclosure of subsidiaries [line items]
Percentage of interests held by the Group			76.55%
Percentage of voting rights acquired through supplemental agreements			100.00%
Shandong Fuel Company [member] | Shandong Power
Disclosure of subsidiaries [line items]
Percentage of interests directly held by the Group			72.00%
Percentage of interests indirectly held by the Group			23.68%
Shandong Maintenance Company [member]
Disclosure of subsidiaries [line items]
Percentage of interests held by the Group			76.55%
Percentage of voting rights acquired through supplemental agreements			28.00%
Rizhao Power [member]
Disclosure of subsidiaries [line items]
Percentage of interests held by the Group			88.80%
Percentage of interests directly held by the Group			56.00%
Rizhao Power [member] | Shandong Power
Disclosure of subsidiaries [line items]
Percentage of interests directly held by the Group			44.00%
Beijing Co-generation
Disclosure of subsidiaries [line items]
Percentage of interests held by the Group			41.00%
Chaohu Power [member]
Disclosure of subsidiaries [line items]
Percentage of interests held by the Group			60.00%
Percentage of interests directly held by the Group			10.00%
Shanxi Xiaoyi Energy [member]
Disclosure of subsidiaries [line items]
Percentage of interests held by the Group	49.00%		51.00%
Ruijin Power Generation [member]
Disclosure of subsidiaries [line items]
Percentage of interests held by the Group			50.00%
Proportion of equity interest before capital injection from a third party shareholder			50.00%	100.00%
Huaneng Power International Jiangsu Energy Development Co., Ltd [Member]
Disclosure of subsidiaries [line items]
Percentage of interests held by the Group			100.00%
Percentage of voting rights acquired through supplemental agreements			70.00%